Share capital - Additional Information (Detail)								1 Months Ended	12 Months Ended
		Nov. 30, 2023 shares	Mar. 20, 2023 shares	Jul. 12, 2022 USD ($) $ / shares shares	Jul. 08, 2022 USD ($) $ / shares shares	Dec. 14, 2021 CNY (¥) shares	Jun. 28, 2021 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 03, 2024 shares	May 28, 2024 shares	Jan. 22, 2024 shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $							$ 50,000
Common Stock, Shares Authorized				50,000,000,000			500,000,000			50,000,000,000				50,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.000001	$ 0.000001		$ 0.0001			$ 0.000001				$ 0.000001
Stock Issued During Period, Shares, New Issues							1,000,000
Shares Issued, Price Per Share | $ / shares							$ 0.0001
Stock Issued During Period, Value, New Issues							$ 100		¥ 38,211,000
Common Stock, Stock Subdivision and Conversion basis		one-for-one basis			100
Description of voting rights of common stock				Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company.
Common Stock, Shares, Issued					117,647,000					120,081,456				119,876,032
Common Stock, Shares Outstanding										120,020,962				119,876,032
Stock Issued During Period Shares Conversion Of Units		1,095,760
Common stock authorized capital | $				$ 50,000
IPO and Over Allotment Option [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity | ¥								¥ 38,211,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[1]								2,229,032
Stock Issued During Period, Value, New Issues | ¥	[1],[2]								¥ 0
ADR [Member] | Underwriter Agreement [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights													7,921
ADR [Member] | IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								1,114,516
Sale of stock price per share | $ / shares															$ 8
ADR [Member] | 2022 Share Incentive Plan
Class of Stock [Line Items]
Common Stock, Shares, Issued										30,247	29,182	65,609		0
Common Class A
Class of Stock [Line Items]
Common Stock, Shares Authorized				49,934,912,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.000001
Shares re-designated during the period held by shareholders			52,559,000
Common Class A | Chairman And Chief Executive Officer [Member]
Class of Stock [Line Items]
Common Stock, Shares Outstanding										56,028,722
Common Class A | IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								2,229,032
Common Class A | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued														119,876,032
Common Stock, Shares Outstanding														119,876,032
Common Class B
Class of Stock [Line Items]
Common Stock, Shares Authorized				65,088,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.000001
Shares re-designated during the period held by shareholders			65,088,000
Common Class B | Chairman And Chief Executive Officer [Member]
Class of Stock [Line Items]
Common Stock, Shares Outstanding										63,992,240
Common Class B | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued										120,081,456
Common Stock, Shares Outstanding										120,020,962
Maximum | Common Stock, Stock Subdivision
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $					$ 50,000
Common Stock, Shares Authorized					50,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.000001
Minimum | Common Stock, Stock Subdivision
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $					$ 50,000
Common Stock, Shares Authorized					500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Golden Stone Capital Limited
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						176,470
Stock Issued During Period, Value, New Issues | ¥						¥ 100,000,000

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Represents amount less than RMB 1,000.